Asset Impairment, Exit, Implementation And Integration Costs	12 Months Ended
Dec. 31, 2011
Asset Impairment, Exit, Implementation And Integration Costs [Abstract]
Asset Impairment, Exit, Implementation And Integration Costs

Note 5. Asset Impairment, Exit, Implementation and Integration Costs:

Pre-tax asset impairment, exit, implementation and integration costs for the years ended December 31, 2011, 2010 and 2009 consisted of the following:

	For the Year Ended December 31, 2011
(in millions)	Asset Impairment and Exit Costs	Implementation Costs	Integration Costs	Total
Cigarettes	$178	$1	$-	$179
Smokeless products	32		3	35
Cigars	4			4
General corporate	8			8

Total	$222	$1	$3	$226

	For the Year Ended December 31, 2010
(in millions)	Asset Impairment and Exit Costs	Implementation Costs	Integration Costs	Total
Cigarettes	$24	$75	$-	$99
Smokeless products	6		16	22
Cigars			2	2
Wine			2	2
General corporate	6			6

Total	$36	$75	$20	$131

	For the Year Ended December 31, 2009
(in millions)	Asset Impairment and Exit Costs	Implementation Costs	Integration Costs	Total
Cigarettes	$115	$139	$-	$254
Smokeless products	193		43	236
Cigars			9	9
Wine	3		6	9
Financial services	19			19
General corporate	91			91

Total	$421	$139	$58	$618

The movement in the severance liability and details of asset impairment and exit costs for Altria Group, Inc. for the years ended December 31, 2011 and 2010 was as follows:

(in millions)	Severance	Other	Total
Severance liability balance, December 31, 2009	$228	$-	$228
Charges, net	(11)	47	36
Cash spent	(191)	(36)	(227)
Other		(11)	(11)

Severance liability balance, December 31, 2010	26	-	26
Charges, net	154	68	222
Cash spent	(24)	(20)	(44)
Other		(48)	(48)

Severance liability balance, December 31, 2011	$156	$-	$156

Other charges in the table above primarily include other employee termination benefits, including pension and postretirement, and asset impairments. Charges, net in the table above include the reversal in 2011 of lease exit costs ($4 million) associated with the UST integration, and the reversal in 2010 of severance costs ($13 million) associated with the Manufacturing Optimization Program.

The pre-tax asset impairment, exit, implementation, and integration costs shown above are primarily a result of the programs discussed below.

2011 Cost Reduction Program: In October 2011, Altria Group, Inc. announced a new cost reduction program (the "2011 Cost Reduction Program") for its tobacco and service company subsidiaries, reflecting Altria Group, Inc.'s objective to reduce cigarette-related infrastructure ahead of PM USA's cigarette volume declines. As a result of this program, Altria Group, Inc. expects to incur total pre-tax charges of approximately $300 million (concluding in 2012), which is lower than the original estimate of $375 million due primarily to lower-than-expected employee separation costs. The estimated charges include employee separation costs of approximately $220 million and other charges of approximately $80 million, which include lease termination and asset impairments. Substantially all of these charges will result in cash expenditures.

For the year ended December 31, 2011, total pre-tax asset impairment and exit costs of $223 million were recorded for this program in the cigarettes segment ($175 million), smokeless products segment ($36 million), cigars segment ($4 million) and general corporate ($8 million). In addition, pre-tax implementation costs of $1 million were recorded in the cigarettes segment for total pre-tax charges of $224 million related to this program. The pre-tax implementation costs were included in marketing, administration and research costs on Altria Group, Inc.'s consolidated statement of earnings for the year ended December 31, 2011. Cash payments related to this program of $9 million were made during the year ended December 31, 2011.

In connection with the 2011 Cost Reduction Program, Altria Group, Inc. has reorganized its tobacco operating companies and, effective January 1, 2012, Middleton became a wholly-owned subsidiary of PM USA. In addition, beginning in 2012, Altria Group, Inc. has revised its reportable segments (see Note 16. Segment Reporting ).

Integration and Restructuring Program: Altria Group, Inc. has completed a restructuring program that commenced in December 2008, and was expanded in August 2009. Pursuant to this program, Altria Group, Inc. restructured corporate, manufacturing, and sales and marketing services functions in connection with the integration of UST and its focus on optimizing company-wide cost structures in light of ongoing declines in U.S. cigarette volumes.

As part of this program, Altria Group, Inc. recorded a reversal of $4 million for pre-tax asset impairment and exit costs, and a pre-tax charge of $3 million for integration costs in the smokeless products segment for the year ended December 31, 2011. Pre-tax asset impairment, exit and integration costs for the years ended December 31, 2010 and 2009 consisted of the following:

	For the Year Ended December 31, 2010
(in millions)	Asset Impairment and Exit Costs	Integration Costs	Total
Smokeless products	$6	$16	$22
Wine		2	2
General corporate	4		4

Total	$10	$18	$28

	For the Year Ended December 31, 2009
(in millions)	Asset Impairment and Exit Costs	Integration Costs	Total
Cigarettes	$18	$-	$18
Smokeless products	193	43	236
Wine	3	6	9
Financial services	4		4
General corporate	61		61

Total	$279	$49	$328

These charges are primarily related to employee separation costs, lease exit costs, relocation of employees, asset impairment and other costs related to the integration of UST operations. The pre-tax integration costs were included in marketing, administration and research costs on Altria Group, Inc.'s consolidated statements of earnings for the years ended December 31, 2011, 2010 and 2009. Total pre-tax charges incurred since the inception of the program through December 31, 2011 were $481 million. Cash payments related to the program of $20 million, $111 million and $221 million were made during the years ended December 31, 2011, 2010 and 2009, respectively, for a total of $352 million since inception. Cash payments related to this program have been completed.

Manufacturing Optimization Program: PM USA ceased production at its Cabarrus, North Carolina manufacturing facility and completed the consolidation of its cigarette manufacturing capacity into its Richmond, Virginia facility on July 29, 2009. PM USA took this action to address ongoing cigarette volume declines including the impact of the federal excise tax increase enacted in early 2009. In April 2011, PM USA completed the de-commissioning of the Cabarrus facility.

PM USA continues to market for sale the Cabarrus facility and land. The future sale of the Cabarrus facility and land is not expected to have a material impact on the financial results of Altria Group, Inc.

As a result of this program, which commenced in 2007, PM USA expects to incur total pre-tax charges of approximately $800 million, which consist of employee separation costs of $325 million, accelerated depreciation of $275 million and other charges of $200 million, primarily related to the relocation of employees and equipment, net of estimated gains on sales of land and buildings. Total pre-tax charges incurred for the program through December 31, 2011 of $827 million, which are reflected in the cigarettes segment, do not reflect estimated gains from the future sales of land and buildings.

PM USA recorded pre-tax charges for this program as follows:

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Asset impairment and exit costs	$3	$24	$97
Implementation costs		75	139

Total	$3	$99	$236

Pre-tax implementation costs related to this program were primarily related to accelerated depreciation and were included in cost of sales in the consolidated statements of earnings for the years ended December 31, 2010 and 2009, respectively.

Cash payments related to the program of $16 million, $128 million and $210 million were made during the years ended December 31, 2011, 2010 and 2009, respectively, for total cash payments of $450 million since inception. Cash payments related to this program have been completed.